Acquisitions - Eyechronic (FY) (Details)		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 14, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consideration Transferred:
Holdback liability recognized in connection with acquisition							$ 0	$ 98,000	$ 1,000,000
Assets acquired:
Goodwill		$ 68,368,000		$ 68,368,000	$ 68,368,000		$ 68,368,000	68,368,000
Liabilities assumed:
Number of operating segments | segment					1		1
Impairment of intangible assets (excluding goodwill)							$ 6,100,000	0	0
Impairment charges		$ 0	$ 0		$ 0	$ 0	24,403,000	4,317,000	$ 2,372,000
Eyechronic LLC
Consideration Transferred:
Cash consideration	$ 697,000
Share consideration	28,725,000
Total consideration	29,422,000
Settlement of pre-existing accounts payable	200,000
Holdback liability recognized in connection with acquisition	$ 100,000
Share consideration (in shares) | shares	5,399,553
Share price (in dollars per share) | $ / shares	$ 5.32
Share consideration, holdback (in shares) | shares	677,847
Assets acquired:
Cash	$ 118,000
Accounts receivable	835,000
Other current assets	37,000
Fixed assets	2,826,000
Goodwill	23,073,000
Total assets acquired	31,658,000
Liabilities assumed:
Accounts payable	(460,000)
Other current liabilities	(8,000)
Deferred revenue	(96,000)
Other liabilities	(22,000)
Long-term liabilities	(1,650,000)
Total liabilities assumed	(2,236,000)
Adjustment, long-term liabilities				$ 1,700,000
Transaction expenses								$ 100,000
Impairment of intangible assets (excluding goodwill)							3,800,000
Impairment charges							$ 2,600,000
Eyechronic LLC | Software technology
Assets acquired:
Intangibles	825,000
Liabilities assumed:
Total net assets acquired	29,422,000
Eyechronic LLC | Trade name
Assets acquired:
Intangibles	103,000
Eyechronic LLC | Customer relationships
Assets acquired:
Intangibles	3,631,000
Eyechronic LLC | Order Backlog
Assets acquired:
Intangibles	$ 210,000